Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property and equipment, net
Schedule of property and equipment, net

	As of
	December 31,
	2022	2023
	RMB	RMB
Machinery	130,866	130,786
Leasehold improvement	92,340	88,209
Computer equipment	41,422	39,536
Furniture and office equipment	28,123	26,572
Vehicles	13,128	11,371
Construction in process	2,777	31,009
Total	308,656	327,483
Accumulated depreciation	(141,916)	(182,195)
Net book value	166,740	145,288